Financial risk management (Details)	12 Months Ended
Dec. 31, 2020 item
Financial risk management
Maturing horizon of review of transactions	90 days
Percentage of placements in investment grade countries	58.00%
Percentage of short-term portfolio profile maturing within 1 year	61.00%
Number of individual country risk analyses	40
Number of comprehensive country risk analyses at the beginning of the pandemic	20
Percentage of staff working remotely	100.00%